Note 5 - Stockholders' Equity (Details) - Summary of Warrant Activity (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Granted	7 years	6 years 137 days	6 years 6 months
Warrant [Member]
Note 5 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Balance Outstanding	1,228,264	853,937	931,472	624,972
Weighted average exercise price (in Dollars per share)	$ 3.987	$ 3.770
Weighted Average Remaining Contractual Term (years)	7 years 14 days	2 years 242 days
Aggregate Intrinsic Value (in Dollars)	$ 0	$ 783,258
Exercisable at June 30, 2014	1,228,264
Exercisable at June 30, 2014 (in Dollars per share)	$ 3.987
Exercisable at June 30, 2014	7 years 14 days
Exercisable at June 30, 2014 (in Dollars)	$ 0
Granted	454,457	29,001	306,500
Granted (in Dollars per share)	$ 2.300
Granted	9 years 243 days
Exercised	0	85,923
Cancelled	(80,139)
Cancelled (in Dollars per share)	$ (5.973)